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VIA EDGAR


September 3, 2010


Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:     FS Variable Separate Account ("Registrant")
        First SunAmerica Life Insurance Company ("Depositor")
        Polaris II A-Class Platinum Series Variable Annuity
        File No. 333-146434 and 811-08810


Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of prospectus and statement of additional information as supplemented that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in Post-Effective Amendment No. 5 and Amendment No. 7 filed on Form N-4 with the Securities and Exchange Commission on August 26, 2010, via EDGAR.

Should you have any questions regarding this filing, please do not hesitate to contact me at (310) 772-6307.

Very truly yours,


/s/ Lucia B. Williams
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Lucia B. Williams
Supervising Director,
Variable Product Regulation